Net Income (loss) per share (Details) - CAD	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Loss Per Share Details
Comprehensive income (loss) for the year	CAD (9,099,562)	CAD 10,540,228	CAD (1,563,361)
Weighted average number of common shares outstanding Basic	53,562,155	47,782,647	44,375,540
Weighted average number of common shares outstanding Additional shares related to assumed exercise of Stock options under treasury stock method		1,258,736
Weighted average number of common shares outstanding Fully diluted	53,562,155	49,041,383	44,375,540
Net Income (loss) per share - Basic	CAD (0.17)	CAD 0.22	CAD (0.04)
Net Income (loss) per share - Diluted	CAD (0.17)	CAD 0.21	CAD (0.04)